Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 06/30/2010

Check here if Amendment [     ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Tiresias Capital Ltd
"Address:       PO Box 309, Ugland House"
"               South Church Street, George Town"
"               George Town, Grand Cayman KY!-1104, Cayman Islands"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mike Villani
Title:          Chief Financial Officer
Phone:          +41 22 3088015
"Signature, Place, and Date of Signing"

"Mike Villani,  Geneva   August 13, 2010"


Report Type (Check only one.):

[ X  ]     13F HOLDINGS REPORT.

[     ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 48

"Form 13F Information Table Value Total: 602,017 (x 1,000)"


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			                                            FORM 13F INFORMATION TABLE
							                                                Voting Authority
                                                 Value   Shares                     INVSTMT    OTHER
Name of Issuer	  Title of Class	CUSIP	(x$1000) PRN AMT  SH/PRN  PUT/CALL  DSCRETN    MANAGERS	SOLE  SHARED NONE


ALCON INC		              H01301902	2614	450	   SH		     SOLE		450
ALCON INC		              H01301102	19644	132561	   SH		     SOLE		132561
AMERICAN ITALIAN PASTA CO	      027070101	7648	144666	   SH		     SOLE		144666
APACHE CORP		              037411105	1269	15077	   SH		     SOLE		15077
ARENA RESOURCES INC		      040049108	270	8475	   SH		     SOLE		8475
AIRGAS INC		              009363102	5175	83207	   SH		     SOLE		83207
ALLEGHENY ENERGY INC		      017361106	923	44614	   SH		     SOLE		44614
BOWNE & CO INC		              103043105	6636	591474	   SH		     SOLE		591474
BIOVAIL CORP		              09067J109	3084	160281	   SH		     SOLE		160281
BLACKSTONE GROUP L P		      09253U108	17	1733	   SH		     SOLE		1733
AVIS BUDGET GROUP		      053774105	397	40404	   SH		     SOLE		40404
CASEYS GEN STORES INC		      147528103	4653	133315	   SH		     SOLE		133315
CELGENE CORP		              151020104	698	13740	   SH		     SOLE		13740
CF INDS HLDGS INC		      125269100	1532	24147	   SH		     SOLE		24147
CKE RESTAURANTS INC		      12561E105	2506	200000	   SH		     SOLE		200000
COMCAST CORP NEW		      20030N200	2122	129125	   SH		     SOLE		129125
CENTURYLINK INC		              156700106	708	21250	   SH		     SOLE		21250
CYBERSOURCE CORP		      23251J106	21737	851444	   SH		     SOLE		851444
POWERSHARES QQQ TRUST		      73935S105	809	37500	   SH		     SOLE		37500
DYNCORP INTL INC		      26817C101	16054	916350	   SH		     SOLE		916350
DISCOVERY COMMUNICATNS NEW	      25470F302	2113	68328	   SH		     SOLE		68328
DIVX INC		              255413106	239	31180	   SH		     SOLE		31180
ECLIPSYS CORP		              278856109	3746	210000	   SH		     SOLE		210000
EV3 INC		                      26928A200	36360	1622500	   SH		     SOLE		1622500
FORD MTR CO DEL		              345370860	43	4250	   SH		     SOLE		4250
FIDELITY NATL INFOTMATION SV	      31620M106	966	36000	   SH		     SOLE		36000
MARKET VECTORS ETF TR		      57060U100	260	5000	   SH		     SOLE		5000
GENERAL GROWTH PPTYS INC              370021107	5218	393500	   SH		     SOLE		393500
GLG PARTNERS INC		      37929X107	3942	900000	   SH		     SOLE		900000
GERDAU AMERISTEEL CORP		      37373P105	28760	2638495	   SH		     SOLE		2638495
INTERACTIVE DATA CORP		      45840J107	16634	498329	   SH		     SOLE		498329
ALLSCRIPT MISYS HEALTCAR SOL	      01988P108	3158	196125	   SH		     SOLE		196125
MILLIPORE CORP		              601073109	112350	1053446	   SH		     SOLE		1053446
MEAD JOHNSON NUTRITION CO	      582839106	902	18000	   SH		     SOLE		18000
NOVELL INC		              670006105	771	135728	   SH		     SOLE		135728
NEWS CORP		              65248E104	919	76800	   SH		     SOLE		76800
ODYSSEY HEALTHCARE INC		      67611V101	3533	132205	   SH		     SOLE		132205
PALM INC NEW		              696643105	35879	6305615	   SH		     SOLE		6305615
PEPSICO INC		              713448108	1219	20006	   SH		     SOLE		20006
PSYCHIATRIC SOLUTIONS INC	      74439H108	23452	716735	   SH		     SOLE		716735
QWEST COMMUNICATIONS INTL IN	      749121109	7678	1462500	   SH		     SOLE		1462500
SMITH INTL INC		              832110100	103191	2740810	   SH		     SOLE		2740810
SPDR S&P 500 ETF TR		      78462F103	4506	43656	   SH		     SOLE		43656
QUESTAR CORP		              748356102	5231	115000	   SH		     SOLE		115000
ARGON ST INC		              040149106	25718	750000	   SH		     SOLE		750000
SYBASE INC		              871130100	70922	1096840	   SH		     SOLE		1096840
TALECRIS BIOTHERAPEUTICS HLD	      874227101	3604	170827	   SH		     SOLE		170827
EXXON MOBIL CORP		      30231G102	2207	38665	   SH		     SOLE		38665


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